BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Director Renumeration [Line Items]
BOSD / BOD	$ 446	$ 390	$ 226
Share-Based Payment	288	286	133
Total	734	676	359
Mr. Paul Sekhri
Director Renumeration [Line Items]
BOSD / BOD	77	74	56
Share-Based Payment	55	59	37
Total	132	133	93
Mr Barrie Ward
Director Renumeration [Line Items]
BOSD / BOD	23	62	44
Share-Based Payment	20	46	30
Total	43	108	74
Mr Jan Hendrik Egberts
Director Renumeration [Line Items]
BOSD / BOD	0	0	18
Share-Based Payment	0	5	0
Total	0	5	18
Mr. Juergen Ernst
Director Renumeration [Line Items]
BOSD / BOD	0	57	47
Share-Based Payment	6	42	29
Total	6	99	76
Mr. Aad de Winter
Director Renumeration [Line Items]
BOSD / BOD	26	65	50
Share-Based Payment	21	46	31
Total	47	111	81
Ms. Deb Jorn
Director Renumeration [Line Items]
BOSD / BOD	64	62	29
Share-Based Payment	42	40	6
Total	106	102	35
Ms. Barbara Yanni
Director Renumeration [Line Items]
BOSD / BOD	60	35	0
Share-Based Payment	36	24	0
Total	96	59	0
Mr. Mark Pykett
Director Renumeration [Line Items]
BOSD / BOD	57	35	0
Share-Based Payment	36	24	0
Total	93	59	0
Ms. Jabine van der Meijs
Director Renumeration [Line Items]
BOSD / BOD	47	0	0
Share-Based Payment	24	0	0
Total	71	0	0
Mr Leon Kruimer
Director Renumeration [Line Items]
BOSD / BOD	47	0	0
Share-Based Payment	24	0	0
Total	71	0	0
Mr. Steven Baert
Director Renumeration [Line Items]
BOSD / BOD	45	0	0
Share-Based Payment	24	0	0
Total	$ 69	$ 0	$ 0